Contingencies - Additional Information (Detail) $ in Millions			1 Months Ended	12 Months Ended
	Nov. 19, 2018 shares Individuals Entity	Dec. 11, 2017 USD ($)	Sep. 30, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2011 Employees	Dec. 31, 2017
Disclosure of Commitments and Contingencies [Line Items]
Development levy on clay				$ 20
Number of former employees | Employees						25	25
Amount of damages and interest identified						$ 75
Accrued Provision For Remediation Costs				$ 8
Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.8917	0.8727			0.8331
Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.7550	0.7843			0.7405
Egyptian, Pound [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				16.0431	17.9559			17.7308
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities				$ 174
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities				$ 63
Parent [member] | Polish Zloty [Member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				3.79
Parent [member] | Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.8917
Parent [member] | Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.7550
Parent [member] | Egyptian, Pound [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				16.0431
Superintendencia de Industria y Comercio [member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed		$ 25
CEMEX Polska [member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed					$ 31
Reduction of Fine Imposed					$ 18
APO Land & Quarry Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Mibority interest percentage			40.00%
Number of individuals filed lawsuit | Individuals	40
Number of entities | Entity	1
Number of individuals affected by landslide | shares	8,000
Loss contingency				$ 85
APO Land & Quarry Corporation [member] | Rehabilitation fund [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss contingency				$ 10
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum				60 years